Discontinued Operations - Gain on Sale of Vessels(Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Gain on sale of vessels	$ (46,213)	$ (31,602)
M/V Hyundai Privilege [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(35,646)
Other sale expenses	(1,825)
Gain on sale of vessels	(23,179)
M/V Hyundai Platinum [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(35,791)
Other sale expenses	(1,825)
Gain on sale of vessels	(23,034)
Total [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	121,300
Vessel disposals	(71,437)
Other sale expenses	(3,650)
Gain on sale of vessels	$ (46,213)